Derivative Financial Liability (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule of derivative financial liability fair value
Opening balance	$ 944,121	$ 17,539
Derivative financial liability arising on bridge warrants with re-pricing terms		100,693
Derivative financial liability arising on the issue of warrants relating to Series B shares		1,745,837
Fair value adjustments	1,888,181	(919,948)
Elimination of derivative liability on anti-dilutive price protected warrants exchanged for warrants exercisable at fixed prices	2,832,302
Closing balance		$ 944,121